UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21846

CLOUGH GLOBAL OPPORTUNITIES FUND
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado		80203
(Address of principal executive offices)		(Zip code)

Erin Douglas Clough Global Opportunities Fund 1290 Broadway, Suite 1100 Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 623-2577

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2009

Item 1 — Schedule of Investments.

Clough Global Opportunities Fund

STATEMENT OF INVESTMENTS

December 31, 2009 (Unaudited)

	Shares	Value
COMMON STOCKS 113.25%
Consumer/Retail 14.60%
American Axle & Manufacturing Holdings, Inc.(a)	315,800	$2,532,716
Anta Sports Products, Ltd.	2,064,000	3,066,691
ArvinMeritor, Inc.(a)	143,200	1,600,976
Belle International Holdings, Ltd.	500,600	584,961
Best Buy Co., Inc.	157,600	6,218,896
China Dongxiang Group Co.	5,126,000	3,966,776
China Lilang, Ltd.(a)	3,009,500	2,096,022
Compagnie Generale des Etablissements Michelin	79,337	6,093,835
Cooper Tire & Rubber Co.	63,800	1,279,190
Deere & Co.	52,600	2,845,134
Delta Dunia Makmur Tbk PT(a)	5,725,000	1,029,830
Federal - Mogul Corp.(a)	11,563	200,040
Ford Motor Co.(a)	1,007,772	10,077,720
The Goodyear Tire & Rubber Co.(a)	966,423	13,626,564
Jardine Strategic Holdings, Ltd.	105,255	1,852,488
JOS A Bank Clothiers, Inc.(a)	80,400	3,392,076
Kraft Foods, Inc.	146,100	3,970,998
Little Sheep Group, Ltd.(b)	257,000	142,531
New World Department Store China, Ltd.	440,100	403,579
Owens-Illinois, Inc.(a)	86,700	2,849,829
PCD Stores, Ltd.(a)(b)	5,214,200	2,024,240
Ports Design, Ltd.	2,080,400	6,466,536
Regal Hotels International Holdings, Ltd.	1,825,760	762,951
Shanghai Industrial Holdings, Ltd.	681,800	3,486,647
Shenguan Holdings Group, Ltd.(a)	308,900	281,275
Shiseido Co., Ltd.	57,400	1,097,648
Sinopharm Group Co.(a)	95,000	337,562
Starwood Hotels & Resorts Worldwide, Inc.	133,200	4,871,124
Tenneco, Inc.(a)	666,555	11,818,020
TJX Cos, Inc.	59,000	2,156,450
Toshiba Corp.(a)	852,000	4,674,634
TRW Automotive Holdings Corp.(a)	170,500	4,071,540
Wal-Mart Stores, Inc.	55,200	2,950,440
		112,829,919
Energy 25.11%
Exploration & Production 16.86%
Anadarko Petroleum Corp.	191,911	11,979,085
Cabot Oil & Gas Corp.	71,100	3,099,249
EDP - Energias do Brasil S.A.(b)	65,400	1,260,293
EOG Resources, Inc.	39,800	3,872,540
Exxon Mobil Corp.	325,800	22,216,302
Halliburton Co.	249,700	7,513,473
InterOil Corp.(a)	298,725	22,945,067
Newfield Exploration Co.(a)	81,800	3,945,214
Noble Energy, Inc.	114,647	8,165,159
Occidental Petroleum Corp.	154,200	12,544,170
PetroHawk Energy Corp.(a)	304,300	7,300,157
Petroleo Brasileiro S.A. - ADR	110,400	5,263,872
Petroleo Brasileiro S.A. - Sponsored ADR	138,517	5,871,736
Plains Exploration & Production Co.(a)	163,312	4,517,210
Southwestern Energy Co.(a)	98,143	4,730,493
Ultra Petroleum Corp.(a)	100,500	5,010,930
		130,234,950

Oil Services and Drillers 7.84%
Calfrac Well Services, Ltd.	81,600	1,626,772
Cameron International Corp.(a)	177,700	7,427,860
Diamond Offshore Drilling, Inc.	71,500	7,037,030
Hess Corp.	77,400	4,682,700
Oceaneering International, Inc.(a)	77,902	4,558,825
Schlumberger, Ltd.	127,700	8,311,994
Suncor Energy, Inc.	209,109	7,383,639
Superior Well Services, Inc.(a)	183,951	2,623,141
Transocean, Inc.(a)	161,999	13,413,518
Trican Well Service, Ltd.	106,300	1,429,056
Weatherford International, Ltd.(a)	51,506	922,472
Willbros Group, Inc.(a)	69,699	1,175,822
		60,592,829
Pipelines 0.39%
Plains All American Pipeline LP	57,600	3,044,160

Tankers 0.02%
Golar LNG, Ltd.(a)	10,526	134,943

TOTAL ENERGY		194,006,882

Finance 12.63%
Banks 9.78%
Banco Bradesco S.A. - ADR	158,872	3,474,531
Bangkok Bank PLC	171,800	597,744
Bank Mandiri Tbk PT	12,818,000	6,412,411
Bank of America Corp.	994,800	14,981,688
BlackRock Kelso Capital Corp.	651,400	5,549,928
BOC Hong Kong Holdings, Ltd.	2,986,500	6,779,271
Citigroup, Inc.	2,488,609	8,237,296
Indochina Capital Vietnam Holdings, Ltd.(a)	85,584	314,521
Itau Unibanco Holding S.A. - ADR	327,780	7,486,495
Kasikornbank PLC	561,100	1,430,519
Mizuho Financial Group, Inc.	1,509,000	2,689,580
Nomura Holdings, Inc.	551,600	4,033,280
PennantPark Investment Corp.	707,590	6,311,703
Public Bank BHD	788,714	2,602,940
State Street Corp.	106,100	4,619,594
		75,521,501
Non-Bank 2.85%
Apollo Investment Corp.	1,063,800	10,138,014
Ares Capital Corp.	638,369	7,947,694
Lender Processing Services, Inc.	59,400	2,415,204
Maiden Holdings, Ltd.(b)	100,900	738,588
T&D Holdings, Inc.	39,200	799,278
		22,038,778

TOTAL FINANCE		97,560,279

Gold/Metals 1.91%
Anglo American PLC - ADR(a)	84,410	1,830,009
Anglo Platinum, Ltd.(a)	48,200	5,175,948
Cameco Corp.	53,274	1,713,825
Kinross Gold Corp.	68,900	1,267,760
Lonmin PLC(a)	151,300	4,787,387
		14,774,929

Health Care 0.57%
BioMarin Pharmaceutical, Inc.(a)	98,627	1,855,174
BioSphere Medical, Inc.(a)	109,500	300,030
Fleury S.A.(a)	39,500	417,234
Genzyme Corp.(a)	22,800	1,117,428
Molecular Insight Pharmaceuticals, Inc.(a)	334,900	753,525
		4,443,391
Industrial 11.25%
Aegean Marine Petroleum Network, Inc.	246,400	6,771,072
Bakrie Sumatera Plantations Tbk PT	6,981,600	431,009
BE Aerospace, Inc.(a)	564,300	13,261,050
BorgWarner, Inc.	191,700	6,368,274
Bumi Resources Tbk PT	4,436,000	1,145,002
Chicago Bridge & Iron Co.(a)	430,062	8,695,854
China South City Holdings, Ltd.(a)(b)	5,134,000	946,890
Crown Holdings, Inc.(a)	196,100	5,016,238
Cummins, Inc.	77,000	3,531,220
Fluor Corp.	52,400	2,360,096
Foster Wheeler, Ltd.(a)	317,000	9,332,480
Fosun International, Ltd.	36,500	25,515
General Cable Corp.(a)	324,000	9,532,080
Hitachi, Ltd.(a)	1,856,200	5,660,179
ITOCHU Corp.	161,000	1,178,955
JSR Corp.	61,500	1,241,424
Kingboard Chemical Holdings, Ltd.	168,759	670,387
Matrix Service Co.(a)	1,589	16,923
McDermott International, Inc.(a)	323,942	7,777,847
Metabolix, Inc.(a)	127,200	1,408,104
Solutia, Inc.(a)	70,832	899,566
Weichai Power Co., Ltd.	84,600	684,141
		86,954,306
Insurance 10.57%
Aflac, Inc.	136,600	6,317,750
Arch Capital Group, Ltd.(a)	21,400	1,531,170
China Pacific Insurance Group Co., Ltd.(a)(b)	420,000	1,673,846
Everest Re Group, Ltd.	38,700	3,315,816
Fidelity National Financial, Inc.	828,024	11,145,203
Genworth Financial, Inc.(a)	357,918	4,062,369
Lincoln National Corp.	446,409	11,106,656
Loews Corp.	385,400	14,009,290
Montpelier Re Holdings, Ltd.	646,000	11,188,720
RenaissanceRe Holdings, Ltd.	58,900	3,130,535
Torchmark Corp.	79,500	3,494,025
The Travelers Cos., Inc.	172,000	8,575,920
XL Capital, Ltd.	113,900	2,087,787
		81,639,087
Real Estate 1.20%
Great Eagle Holdings, Ltd.	1,486,917	3,873,878
Italian-Thai Development PLC(a)	9,882,000	871,418
Kerry Properties, Ltd.	595,425	3,033,416
Mingfa Group International Co., Ltd.(a)(b)	2,468,300	709,922
YNH Property BHD(a)	1,704,784	761,776
		9,250,410
Real Estate Investment Trusts (REITs) 8.52%
Annaly Capital Management, Inc.	1,232,000	21,375,199

Anworth Mortgage Asset Corp.	949,469	6,646,283
Apollo Commercial Real Estate Finance, Inc.(a)	217,600	3,914,624
Capstead Mortgage Corp.	248,100	3,386,565
Chimera Investment Corp.	402,004	1,559,776
Hatteras Financial Corp.	411,700	11,511,132
Hatteras Financial Corp.(b)	233,300	6,523,068
Host Hotels & Resorts, Inc.(a)	553,865	6,463,605
MFA Financial, Inc.	596,000	4,380,600
Regal Real Estate Investment Trust	182,576	38,854
		65,799,706
Technology & Communications 21.09%
Advanced Semiconductor Engineering, Inc.	1,325,000	1,195,130
AOL, Inc.(a)	10,363	241,251
Arrow Electronics, Inc.(a)	208,200	6,164,802
Avnet, Inc.(a)	118,600	3,576,976
Centron Telecom International Holdings, Ltd.(a)	1,018,000	305,923
China Mobile, Ltd. - ADR	35,900	1,666,837
China Telecom Corp., Ltd.	3,206,000	1,339,727
Chunghwa Telecom Co., Ltd. - ADR	502,542	9,332,205
Cisco Systems, Inc.(a)	780,100	18,675,594
CommScope, Inc.(a)	43,700	1,159,361
Dell, Inc.(a)	150,000	2,154,000
Hewlett-Packard Co.	145,500	7,494,705
Honeywell International, Inc.	378,000	14,817,600
Hynix Semiconductor, Inc.(a)	36,400	723,639
Intel Corp.	286,300	5,840,520
LG Electronics, Inc.(a)	11,901	1,241,737
Microsoft Corp.	671,811	20,483,517
Nan Ya Printed Circuit Board Corp.	450,194	1,724,208
National Semiconductor Corp.	198,400	3,047,424
Net Servicos de Comunicacao S.A. - ADR	388,515	5,256,608
NII Holdings, Inc.(a)	73,100	2,454,698
Oracle Corp.	505,400	12,402,516
Qualcomm, Inc.	380,400	17,597,304
Samsung Electronics Co., Ltd.	3,625	2,487,280
Seagate Technology	549,641	9,997,970
Siliconware Precision Industries Co.	829,000	1,123,563
Symantec Corp.(a)	360,400	6,447,556
Time Warner, Inc.	114,000	3,321,960
Zhuzhou CSR Times Electric Co., Ltd.	344,000	705,445
		162,980,056
Transportation 2.62%
Bombardier, Inc.	772,700	3,546,359
Gol Linhas Aereas Inteligentes S.A. - ADR	429,663	6,595,327
Localiza Rent A Car S.A.	249,500	2,768,719
Santos Brasil Participacoes S.A.(a)	260,400	2,617,461
TAM S.A. - ADR(a)	211,387	4,697,019
		20,224,885
Utilities 3.18%
DPL, Inc.	52,000	1,435,200
Enbridge, Inc.	19,300	897,413
FirstEnergy Corp.	41,600	1,932,320
KBR, Inc.	322,000	6,118,000
Quanta Services, Inc.(a)	682,653	14,226,489
		24,609,422
TOTAL COMMON STOCKS (Cost $739,170,962)		875,073,272

EXCHANGE TRADED FUNDS 4.36%
iShares iBoxx $ High Yield Corporate Bond Fund	76,141	6,688,225
SPDR Gold Shares(a)	252,000	27,042,121

TOTAL EXCHANGE TRADED FUNDS (Cost $27,893,282)		33,730,346

PREFERRED STOCKS 0.17%
Bank of America Corp.
10.000%	88,400	1,318,928
TOTAL PREFERRED STOCKS (Cost $1,326,000)		1,318,928

Description and	Coupon	Principal
Maturity Date	Rate	Amount	Value
CORPORATE BONDS 21.83%
ACE INA Holdings, Inc.
02/15/2017	5.700%	$700,000	743,989
03/15/2018	5.800%	1,550,000	1,651,987
Alliant Techsystems, Inc.
04/01/2016	6.750%	2,400,000	2,388,000
Allstate Life Global Funding Trusts
04/30/2013	5.375%	2,275,000	2,430,353
Anadarko Petroleum Corp.
09/15/2016	5.950%	2,154,000	2,333,206
Analog Devices, Inc.
07/01/2014	5.000%	1,300,000	1,357,509
Aon Corp.
12/14/2012	7.375%	1,500,000	1,640,820
Arrow Electronics, Inc.
04/01/2020	6.000%	1,200,000	1,189,480
AT&T, Inc.
02/15/2019	5.800%	2,100,000	2,242,496
Ball Corp.
09/01/2016	7.125%	200,000	206,000
03/15/2018	6.625%	2,750,000	2,729,375
09/01/2019	7.375%	300,000	309,750
Bank of America Corp.
05/15/2014	7.375%	2,485,000	2,822,426
12/01/2017	5.750%	1,000,000	1,025,636
BE Aerospace, Inc.
07/01/2018	8.500%	2,100,000	2,231,250
Bombardier, Inc.
05/01/2014(b)	6.300%	2,975,000	2,960,125
BorgWarner, Inc.
10/01/2019	8.000%	1,550,000	1,566,900
Burlington Northern Santa Fe Corp.
05/01/2017	5.650%	2,900,000	3,091,341
The Chubb Corp.
05/15/2018	5.750%	1,000,000	1,063,417
Cisco Systems, Inc.
02/15/2019	4.950%	1,775,000	1,822,714
CITIC Resources Holdings, Ltd.
05/15/2014(c)	6.750%	625,000	614,063
Computer Sciences Corp.
03/15/2018(b)	6.500%	1,800,000	1,967,483
The Connecticut Light & Power Co.
Series 09-A, 02/01/2019	5.500%	1,600,000	1,691,398
Constellation Brands, Inc.
09/01/2016	7.250%	2,750,000	2,805,000

Corning, Inc.
06/15/2015	6.050%	1,600,000	1,613,054
Crown Americas LLC/Crown Americas Capital Corp. II
05/15/2017(b)	7.625%	3,050,000	3,179,624
CSX Corp.
03/15/2018	6.250%	1,000,000	1,078,559
The Dayton Power & Light Co.
10/01/2013	5.125%	1,500,000	1,603,029
Devon Financing Corp. ULC
09/30/2011	6.875%	2,400,000	2,608,234
Duke Energy Carolinas LLC
11/15/2013	5.750%	1,775,000	1,943,520
Eaton Vance Corp.
10/02/2017	6.500%	3,285,000	3,402,159
Enbridge Energy Partners LP
03/01/2019	9.875%	1,550,000	1,965,817
Enterprise Products Operating LLC
02/01/2013	6.125%	2,417,000	2,587,413
Florida Power Corp.
06/15/2018	5.650%	1,350,000	1,451,326
Ford Motor Credit Co., LLC
10/01/2014	8.700%	3,775,000	3,950,540
Forest Oil Corp.
02/15/2014	8.500%	500,000	525,000
06/15/2019	7.250%	2,400,000	2,382,000
General Cable Corp.
04/01/2017	7.125%	2,900,000	2,863,750
General Mills, Inc.
02/15/2017	5.700%	1,000,000	1,083,041
02/15/2019	5.650%	2,000,000	2,124,890
The Goldman Sachs Group, Inc.
01/15/2016	5.350%	2,575,000	2,677,995
Goodrich Corp.
03/01/2019(b)	6.125%	1,650,000	1,785,503
The Goodyear Tire & Rubber Co.
05/15/2016	10.500%	2,850,000	3,163,499
Hanesbrands, Inc.
12/15/2016	8.000%	1,250,000	1,279,688
Hasbro, Inc.
05/15/2014	6.125%	1,400,000	1,525,713
Hewlett-Packard Co.
03/01/2014	6.125%	1,400,000	1,565,791
03/01/2018	5.500%	1,000,000	1,065,095
International Business Machines Corp.
09/14/2017	5.700%	1,000,000	1,095,024
Iron Mountain, Inc.
01/01/2016	6.625%	2,550,000	2,511,750
Johnson Controls, Inc.
01/15/2016	5.500%	2,950,000	3,004,189
JPMorgan Chase & Co.
04/23/2019	6.300%	2,775,000	3,058,150
The Kroger Co.
02/01/2010	8.050%	1,825,000	1,833,851
Montpelier Re Holdings, Ltd.
08/15/2013	6.125%	1,100,000	1,084,075
Morgan Stanley
10/15/2015	5.375%	2,930,000	3,031,182
Nabors Industries, Inc.
01/15/2019	9.250%	2,450,000	3,005,366
National Oilwell Varco, Inc.
Series B, 08/15/2015	6.125%	2,600,000	2,611,375

Newfield Exploration Co.
09/01/2014	6.625%	1,090,000	1,106,350
05/15/2018	7.125%	1,900,000	1,928,500
Oracle Corp.
04/15/2018	5.750%	1,575,000	1,705,689
Petrohawk Energy Corp.
06/01/2015	7.875%	3,025,000	3,070,375
Pioneer Natural Resources Co.
03/15/2017	6.650%	2,725,000	2,701,203
Potash Corp. of Saskatchewan, Inc.
05/15/2014	5.250%	1,700,000	1,828,610
Precision Castparts Corp.
12/15/2013	5.600%	1,700,000	1,782,646
Prime Dig Pte, Ltd.
11/03/2014(c)	11.750%	880,000	893,200
Progress Energy
01/15/2019	5.300%	2,000,000	2,092,202
Provident Cos, Inc.
07/15/2018	7.000%	1,900,000	1,827,295
Range Resources Corp.
05/15/2019	8.000%	2,490,000	2,676,750
Raytheon Co.
12/15/2018	6.400%	965,000	1,098,763
Roche Holdings, Inc.
03/01/2019(b)	6.000%	2,630,000	2,895,125
Shimao Property Holdings, Ltd.
12/01/2016	8.000%	600,000	553,230
Silgan Holdings, Inc.
08/15/2016	7.250%	2,625,000	2,710,313
South Carolina Electric & Gas Co.
11/01/2018	5.250%	1,300,000	1,358,880
Spirit Aerosystems, Inc.
10/01/2017(b)	7.500%	2,275,000	2,252,250
Starwood Hotels & Resorts Worldwide, Inc.
05/15/2018	6.750%	3,325,000	3,349,937
Thermo Fisher Scientific, Inc.
06/01/2015	5.000%	1,900,000	1,994,441
Torchmark Corp.
06/15/2016	6.375%	1,100,000	1,109,351
The Travelers Cos., Inc.
05/15/2018	5.800%	1,100,000	1,174,252
TRW Automotive, Inc.
03/15/2014(b)	7.000%	1,875,000	1,846,875
Tyco International Finance S.A.
01/15/2019	8.500%	1,925,000	2,328,728
Union Pacific Corp.
01/31/2013	5.450%	2,100,000	2,261,368
United Technologies Corp.
02/01/2019	6.125%	2,100,000	2,324,690
Vedanta Resources PLC
07/18/2018(c)	9.500%	1,550,000	1,581,000
Verizon Wireless Capital LLC
02/01/2014(b)	5.550%	2,100,000	2,281,167
Wal-Mart Stores, Inc.
02/15/2018	5.800%	960,000	1,067,106
Weatherford International, Ltd.
03/01/2019	9.625%	2,660,000	3,321,558

TOTAL CORPORATE BONDS (Cost $156,748,754)			168,666,774

ASSET/MORTGAGE BACKED SECURITIES 0.25%
Government National Mortgage Association (GNMA)
Series 2007-37, Class SA, 03/20/2037(d)	21.293%	1,229,082	1,327,469
Series 2007-37, Class SB, 03/20/2037(d)	21.293%	581,015	598,672

TOTAL ASSET/MORTGAGE BACKED SECURITIES
(Cost $1,678,628)			1,926,141

GOVERNMENT & AGENCY OBLIGATIONS 12.79%
U.S. Treasury Bonds
02/15/2014	4.000%	13,000,000	13,904,930
08/15/2016	4.875%	14,000,000	15,400,014
05/15/2017	4.500%	7,000,000	7,485,079
08/15/2017	4.750%	3,250,000	3,527,521
08/15/2018	4.000%	29,000,000	29,627,589
U.S. Treasury Notes
01/31/2010	2.125%	15,000,000	15,026,370
03/31/2011	4.750%	5,000,000	5,246,880
05/31/2012	4.750%	8,000,000	8,641,880

TOTAL GOVERNMENT & AGENCY OBLIGATIONS
(Cost $97,050,899)			98,860,263

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
PURCHASED OPTIONS 2.58%
Purchased Call Options 1.02%
Halliburton Co.	January, 2011	$30.00	1,500	678,750
SPDR Gold Trust	January, 2010	100.00	600	448,500
Transocean, Ltd.	January, 2010	80.00	1,000	370,000
Transocean, Ltd.	February, 2010	80.00	2,500	1,362,500
Transocean, Ltd.	May, 2010	90.00	2,500	1,000,000
Transocean, Ltd.	January, 2011	60.00	500	1,318,750
Transocean, Ltd.	January, 2011	90.00	3,000	2,685,000

TOTAL PURCHASED CALL OPTIONS (Cost $13,373,034)				7,863,500

Purchased Put Options 1.56%
S&P 500 Index	January, 2010	1,025.00	1,520	326,800
S&P 500 Index	January, 2010	1,050.00	870	274,050
S&P 500 Index	March, 2010	1,100.00	3,000	11,475,000
SPDR Gold Trust	January, 2010	80.00	1,300	0

TOTAL PURCHASED PUT OPTIONS (Cost $29,028,800)				12,075,850

TOTAL PURCHASED OPTIONS (Cost $42,401,834)				19,939,350

	Shares/ Principal Amount	Value
SHORT-TERM INVESTMENTS 1.41%
Money Market Fund
Dreyfus Treasury Prime Money Market Fund (0.000% 7-day yield)(e)	5,858,908	5,858,908

U.S. Treasury Bills
U.S. Treasury Bill Discount Notes
3/11/2010, 0.175%(f)	5,000,000	4,999,680

TOTAL SHORT-TERM INVESTMENTS (Cost $10,857,236)	10,858,588

Total Investments - 156.64%* (Cost $1,077,127,595)	$1,210,373,662

Liabilities in Excess of Other Assets - (56.64%)	(437,657,331)

NET ASSETS - 100.00%	$772,716,331

	Expiration	Exercise	Number of
	Date	Price	Contracts	Value
SCHEDULE OF OPTIONS WRITTEN
Call Options Written
Halliburton Co.	January, 2011	$45.00	1,500	$(107,250)
Transocean, Ltd.	February, 2010	90.00	2,500	(300,000)
Transocean, Ltd.	May, 2010	100.00	2,500	(405,000)

TOTAL CALL OPTIONS WRITTEN (Premiums received $3,052,460)				(812,250)

Put Options Written
S&P 500 Index	January, 2010	$950.00	1,520	(136,800)
S&P 500 Index	January, 2010	975.00	870	(106,575)
S&P 500 Index	March, 2010	1,000.00	3,000	(4,215,000)
SPDR Gold Trust	January, 2010	90.00	1,150	0

TOTAL PUT OPTIONS WRITTEN
(Premiums received $14,064,096)				(4,458,375)

TOTAL OPTIONS WRITTEN (Premiums received $17,116,556)				$(5,270,625)

	Shares	Value
SCHEDULE OF SECURITIES SOLD SHORT
Common Stocks
AvalonBay Communities, Inc.	(9,749)	$(800,490)
Barclays PLC	(260,400)	(1,160,848)
Barclays PLC - Sponsored ADR	(91,300)	(1,606,880)
Berkshire Hathaway, Inc.	(1,308)	(4,298,088)
Boston Properties, Inc.	(35,700)	(2,394,399)
Caterpillar, Inc.	(66,200)	(3,772,738)
China Shenhua Energy Co., Ltd.	(960,000)	(4,705,033)
Cie Generale d’Optique Essilor International S.A.	(24,700)	(1,478,310)
Deutsche Bank AG	(62,000)	(4,396,420)
ENSCO International, Inc. - ADR	(191,900)	(7,664,486)
Federal Realty Investment Trust	(23,300)	(1,577,876)
Genuine Parts Co.	(92,845)	(3,524,396)
ICICI Bank, Ltd. - ADR	(44,162)	(1,665,349)
IDEXX Laboratories, Inc.	(16,000)	(855,040)
Kohl’s Corp.	(22,500)	(1,213,425)
Las Vegas Sands Corp.	(155,560)	(2,324,066)
Macy’s, Inc.	(116,500)	(1,952,540)
MGM Mirage	(30,700)	(279,984)
The NASDAQ OMX Group, Inc.	(123,359)	(2,444,975)
PACCAR, Inc.	(160,556)	(5,823,366)
Patterson-UTI Energy, Inc.	(202,800)	(3,112,980)
PetSmart, Inc.	(23,700)	(632,553)

POSCO-ADR	(15,200)	(1,992,720)
Quest Diagnostics, Inc.	(65,600)	(3,960,928)
Rio Tinto PLC - Sponsored ADR	(16,000)	(3,446,240)
Rowan Companies, Inc.	(64,800)	(1,467,072)
Simon Property Group, Inc.	(40,840)	(3,259,032)
Smith International, Inc.	(37,910)	(1,030,015)
Stone Energy Corp.	(21,630)	(390,421)
Unit Corp.	(70,199)	(2,983,458)
VCA Antech, Inc.	(13,000)	(323,960)
Vornado Realty Trust	(2,721)	(190,307)
WW Grainger, Inc.	(28,300)	(2,740,289)
Wynn Resorts, Ltd.	(36,100)	(2,102,103)
		(81,570,787)

Exchange Traded Funds
Financial Select Sector SPDR Fund	(296,100)	(4,260,879)
iShares Dow Jones U.S. Real Estate Index Fund	(277,461)	(12,741,009)
iShares MSCI Brazil Index Fund	(106,400)	(7,938,504)
iShares MSCI Emerging Markets Fund	(35,400)	(1,469,100)
iShares MSCI Mexico Investable Market Index Fund	(91,800)	(4,486,266)
iShares MSCI South Korea Index Fund	(28,743)	(1,369,317)
iShares Russell 2000 Index Fund	(300,000)	(18,678,000)
Oil Services Holders Trust	(73,300)	(8,722,700)
United States Oil Fund LP	(207,200)	(8,138,816)
		(67,804,591)

TOTAL SECURITIES SOLD SHORT (Proceeds $131,493,428)		$(149,375,378)

Abreviations:

ADR - American Depositary Receipt

AG-Aktiengesellschaft is a German acronym on company names meaning Public Company

BHD - Berhad (in Malaysia; equivalent to Public Limited Company)

LLC - Limited Liability Company

LP - Limited Partnership

MSCI - Morgan Stanley Capital International

PCL - Public Company Limited

PLC - Public Limited Company

PT - equivalent to Public Limited Company in Indonesia

S.A. - Generally designates corporations in various countries, mostly those employing the civil law

S&P - Standard & Poor’s

SPDR - Standard & Poor’s Depositary Receipt

Tbk - Terbuka (stock symbol in Indonesian)

ULC - Unlimited Liability Company

* All securities are being held as collateral for borrowings, written options and/or short sales as of December 31, 2009. (See Note x)

(a) Non-Income Producing Security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2009, these securities had a total value of $33,187,530 or 4.29% of net assets.

(c) Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts form registration securities offered and sold outside of the United States. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant Securities Act of 1933, or pursuant to an exemption from registration.  These securities have been deemed liquid under guidelines approved by the Fund’s Board of Trustee’s.  As of December 31, 2009, the aggregate market value of those securities was $3,088,263, representing 0.40% of net assets.

(d) Floating or variable rate security - rate disclosed as of December 31, 2009.

(e) Less than 0.0005%

(f) Discount at purchase.

For Fund compliance purposes, the Fund’s industry classifications refer to any one of the industry sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets. These industry classifications are unaudited.

Income Tax Information:
Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:
As of December 31, 2009
Gross appreciation (excess of value over tax cost)	$185,152,762
Gross depreciation (excess of tax cost over value)	(69,465,032)
Net unrealized appreciation	$115,687,730
Cost of investments for income tax purposes	$1,094,685,932

See Notes to Quarterly Statement of Investments.

1. SIGNIFICANT ACCOUNTING AND OPERATING POLICIES

Clough Global Allocation Fund (the “Fund”) is a closed-end management investment company that was organized under the laws of the state of Delaware by an Amended Agreement and Declaration of Trust dated April 27, 2004.  The Fund is a non-diversified series with an investment objective to provide a high level of total return. The Declaration of Trust provides that the Trustees may authorize separate classes of shares of beneficial interest.

Security Valuation: The net asset value per share of the Fund is determined no less frequently than daily, on each day that the New York Stock Exchange (the “Exchange”) is open for trading, as of the close of regular trading on the Exchange (normally 4:00 p.m. New York time). Trading may take place in foreign issues held by the Fund at times when the Fund is not open for business. As a result, the Fund’s net asset value may change at times when it is not possible to purchase or sell shares of the Fund. Securities held by the Fund for which exchange quotations are readily available are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean of the bid and asked prices on such day. Debt securities for which the over-the-counter market is the primary market are normally valued on the basis of prices furnished by one or more pricing services at the mean between the latest available bid and asked prices. As authorized by the Trustees, debt securities (other than short-term obligations) may be valued on the basis of valuations furnished by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of securities. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value, unless the Trustees determine that under particular circumstances such method does not result in fair value. Over-the-counter options are valued at the mean between bid and asked prices provided by dealers. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Securities for which there is no such quotation or valuation and all other assets are valued at fair value in good faith by or at the direction of the Trustees.

Foreign Securities: The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.  There were no outstanding foreign currency contracts for the Fund as of December 31, 2009.

Fair Valuation: If the price of a security is unavailable in accordance with the Fund’s pricing procedures, or the price of a security is suspect, e.g., due to the occurrence of a significant event, the security may be valued at its fair value determined pursuant to procedures adopted by the Board of Trustees. For this purpose, fair value is the price that the Fund reasonably expects to receive on a current sale of the security. Due to the number of variables affecting the price of a security, however; it is possible that the fair value of a security may not accurately reflect the price that the Fund could actually receive on a sale of the security.  As of December 31, 2009, there were no securities which have been fair valued.

A three—tier hierarchy has been established to classify fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the reporting period end. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 – Quoted prices in active markets for identical investments

Level 2 – Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2009 in valuing the Fund’s investments carried at value:

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$875,073,272	$—	$—	$875,073,272
Exchange Traded Funds	33,730,346	—	—	33,730,346
Preferred Stocks	1,318,928	—	—	1,318,928
Corporate Bonds	—	168,666,774	—	168,666,774
Asset/Mortgage Backed Securities	—	1,926,141	—	1,926,141
Government & Agency Obligations	98,860,263	—	—	98,860,263
Purchased Options	19,939,350	—	—	19,939,350
Short-Term Investments	10,858,588	—	—	10,858,588
TOTAL	$1,039,780,747	$170,592,915	$—	$1,210,373,662

Other Financial Instruments*
Options Written	$(5,270,625)			$(5,270,625)
Securities Sold Short	(149,375,378)	—	—	(149,375,378)
TOTAL	$(154,646,003)	$—	$—	$(154,646,003)

* Other financial instruments include written options and securities sold short.

All securities of the Fund were valued using either Level 1 or Level 2 inputs during the nine months ended December 31, 2009. Thus, a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for this Fund.

Options: The Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option among others, is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing securities.

Written option activity for the nine months ended December 31, 2009 was as follows:

Written Call Options	Contracts	Premiums
Outstanding, March 31, 2009	500	$378,998
Positions opened	6,500	3,052,460
Exercised	—	—
Expired	—	—
Closed	(500)	(378,998)
Outstanding, December 31, 2009	6,500	$3,052,460
Market Value, December 31, 2009		$812,250

Written Put Options	Contracts	Premiums
Outstanding, March 31, 2009	4,150	$11,382,999
Positions opened	21,961	31,603,773
Exercised	—	—
Expired	(18,220)	(28,402,175)
Closed	(1,351)	(520,501)
Outstanding, December 31, 2009	6,540	$14,064,096
Market Value, December 31, 2009		$4,458,375

Short Sales: The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.

2. Recent Accounting Pronouncements:

In June 2009, the Financial Accounting Standards Board (“FASB”) issued FASB ASC 105 (formerly FASB Statement 168), Generally Accepted Accounting Principles, establishing the FASB Accounting Standards CodificationTM (ASC) as the source of authoritative generally accepted accounting principles (GAAP) to be applied by nongovernmental entities. FASB ASC 105 is effective for annual and interim periods ending after September 15, 2009, and the Fund has updated its references to GAAP in this report in accordance with the provisions of this pronouncement. The implementation of FASB ASC 105 did not have a material effect on its financial position or results of operation.

The Fund follows FASB ASC 815, “Disclosures about Derivative Instruments and Hedging Activities”(formerly Statement of Financial Accounting Standards No. 161), which expands the disclosure requirements about an entity’s derivative instruments and hedging activities. Management has concluded that the adoption of FASB ASC 815, as adopted by the Fund April 1, 2009, has no impact on the Fund’s Quarterly Statement of Investments (filed as part of the Form NQ) for the nine months ended December 31, 2009.

In April 2009, the FASB issued FASB ASC 820-10-65 (formerly FASB Staff Position No. FAS 157-4), Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly. This standard applies to all assets and liabilities within the scope of accounting pronouncements that require or permit fair value measurements, with certain defined exceptions, and provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased. ASC 820-10-65 is effective for interim reporting periods ending after June 15, 2009. The implementation of ASC 820-10-65 did not have a material effect on the Fund’s financial position or results of operation.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)                                 There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 — Exhibits.

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CLOUGH GLOBAL OPPORTUNITIES FUND

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edmund J. Burke
Edmund J. Burke
President (principal executive officer)

Date:	February 26, 2010

By:	/s/ Jeremy O. May
Jeremy O. May
Treasurer (principal financial officer)

Date:	February 26, 2010